Income Taxes (Components of Deferred Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 116	$ 265
Provision of employee benefits	347	350
Depreciation and amortization	77	56
Impairment of property, plant and equipment	811	897
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,189)	(1,188)
Others	(20)	(39)
Less: Valuation allowances	(556)	(575)
Net deferred income tax liabilities	$ (414)	$ (234)